UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

September 30, 2022

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

❯	Defensive Strategy Fund

❯	Defensive Strategy Allocation Fund

❯	Conservative Strategy Fund

❯	Conservative Strategy Allocation Fund

❯	Moderate Strategy Fund

❯	Moderate Strategy Allocation Fund

❯	Aggressive Strategy Fund

❯	Tax-Managed Aggressive Strategy Fund

❯	Core Market Strategy Fund

❯	Core Market Strategy Allocation Fund

❯	Market Growth Strategy Fund

❯	Market Growth Strategy Allocation Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

 seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	28
Notes to Financial Statements	32
Disclosure of Fund Expenses	43

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Defensive Strategy Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 56.3%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	406,643	$3,985
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	199,417	1,996
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	84,135	789
SEI Institutional Managed Trust Real Return Fund, Cl Y	68,717	661

Total Fixed Income Funds
(Cost $7,837) ($ Thousands)		7,431
Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	270,443	2,653
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	70,176	646
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	75,988	660

Total Multi-Asset Funds
(Cost $4,025) ($ Thousands)		3,959
Equity Funds — 8.7%
SEI Enhanced Low Volatility US Large Capital ETF US Large Cap	12,034	269
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	66,475	637
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,068	256

Total Equity Funds
(Cost $1,183) ($ Thousands)		1,162
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 2.569%**	664,787	665

Total Money Market Fund
(Cost $665) ($ Thousands)		665

Total Investments in Securities — 100.0%
(Cost $13,710) ($ Thousands)		$13,217

Percentages are based on Net Assets of $13,217 ($ Thousands).

** Rate shown is the 7-day effective yield as of September 30, 2022.

Cl — Class

As of September 30, 2022, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Defensive Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 4,356	$ 305	$ (552)	$ (27)	$ (97)	$ 3,985	406,643	$ 27	$ —
SEI Institutional Managed Trust Conservative Income, Cl Y	2,175	158	(337)	—	—	1,996	199,417	15	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	874	118	(99)	(14)	(90)	789	84,135	12	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	724	78	(82)	—	(59)	661	68,717	26	—
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	2,896	172	(331)	(7)	(77)	2,653	270,443	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	727	94	(68)	(5)	(102)	646	70,176	17	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	728	58	(104)	7	(29)	660	75,988	—	—
SEI Enhanced Low Volatility US Large Capital ETF	—	299	—	—	(30)	269	12,034	1	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	729	97	(84)	(3)	(102)	637	66,475	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	583	80	(344)	20	(83)	256	17,068	4	—
SEI Daily Income Trust Government Fund, Cl F	725	52	(112)	—	—	665	664,787	4	—
Totals	$ 14,517	$ 1,511	$ (2,113)	$ (29)	$ (669)	$ 13,217		$ 106	$ —

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Defensive Strategy Allocation Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Money Market Fund — 80.8%
SEI Daily Income Trust Government Fund, Cl F, 2.569%*†	3,261,519	$3,262

Total Money Market Fund
(Cost $3,262) ($ Thousands)		3,262
Fixed Income Fund — 19.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	134,562	775

Total Fixed Income Fund
(Cost $848) ($ Thousands)		775

Total Investments in Securities — 100.0%
(Cost $4,110) ($ Thousands)		$4,037

Percentages are based on Net Assets of $4,036 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

† The rate reported is the 7-day effective yield as of September 30, 2022.

As of September 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Government Fund, Cl F	$ 3,502	$ 101	$ (341)	$ —	$ —	$ 3,262	3,261,519	$ 18	$ —
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	842	112	(63)	(5)	(111)	775	134,562	28	—
Totals	$ 4,344	$ 213	$ (404)	$ (5)	$ (111)	$ 4,037		$ 46	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Conservative Strategy Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 51.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	769,690	$7,543
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	222,034	2,018
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	195,128	1,462
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	503,545	5,040
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	633,043	5,932
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	257,298	1,482
SEI Institutional Managed Trust Real Return Fund, Cl Y	206,083	1,983

Total Fixed Income Funds
(Cost $27,734) ($ Thousands)		25,460
Multi-Asset Funds — 31.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	203,421	1,475
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	870,734	8,542
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	318,506	2,933
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	285,132	2,478

Total Multi-Asset Funds
(Cost $16,238) ($ Thousands)		15,428
Equity Funds — 17.7%
SEI Enhanced Low Volatility US Large Capital ETF US Large Cap	79,059	1,764
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	559,334	5,358
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	113,802	1,708

Total Equity Funds
(Cost $9,182) ($ Thousands)		8,830

Total Investments in Securities — 100.0%
(Cost $53,154) ($ Thousands)		$49,718

Percentages are based on Net Assets of $49,718 ($ Thousands).

Cl — Class

As of September 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Conservative Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 8,772	$ 127	$ (1,122)	$ (59)	$ (175)	$ 7,543	769,690	$ 49	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,359	35	(347)	(7)	(22)	2,018	222,034	15	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,774	157	(211)	(44)	(214)	1,462	195,128	—	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	5,913	93	(966)	1	(1)	5,040	503,545	35	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	6,966	384	(627)	(99)	(692)	5,932	633,043	83	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,779	138	(201)	(21)	(213)	1,482	257,298	56	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,325	131	(284)	2	(191)	1,983	206,083	83	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,755	223	(170)	(30)	(303)	1,475	203,421	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	10,070	73	(1,330)	(17)	(254)	8,542	870,734	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,506	266	(355)	(14)	(470)	2,933	318,506	80	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,925	141	(510)	(48)	(30)	2,478	285,132	—	—
SEI Enhanced Low Volatility US Large Cap ETF	—	1,960	—	—	(196)	1,764	79,059	5	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	6,602	573	(960)	(29)	(828)	5,358	559,334	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,200	325	(2,413)	56	(460)	1,708	113,802	29	—
Totals	$ 58,946	$ 4,626	$ (9,496)	$ (309)	$ (4,049)	$ 49,718		$ 435	$ —

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Conservative Strategy Allocation Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 46.0%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	240,251	$3,260
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	444,649	6,674

Total Equity Funds
(Cost $7,733) ($ Thousands)		9,934
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Fund — 33.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,256,232	$7,236

Total Fixed Income Fund
(Cost $8,047) ($ Thousands)		7,236

Money Market Fund — 20.4%
SEI Daily Income Trust Government Fund, Cl F, 2.569%**	4,407,721	4,408

Total Money Market Fund
(Cost $4,408) ($ Thousands)		4,408

Total Investments in Securities — 100.0%
(Cost $20,188) ($ Thousands)		$21,578

Percentages are based on Net Assets of $21,576 ($ Thousands).

** The rate reported is the 7-day effective yield as of September 30, 2022.

Cl — Class

As of September 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$ 4,291	$ 760	$ (689)	$ 9	$ (1,111)	$ 3,260	240,251	$ 35	$ —
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	8,457	374	(959)	117	(1,315)	6,674	444,649	75	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,042	348	(954)	(121)	(1,079)	7,236	1,256,232	282	—
SEI Daily Income Trust Government Fund, Cl F	5,409	209	(1,210)	—	—	4,408	4,407,721	26	—
Totals	$ 27,199	$ 1,691	$ (3,812)	$ 5	$ (3,505)	$ 21,578		$ 418	$ —

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Moderate Strategy Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 36.7%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	840,148	$8,233
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	340,636	3,096
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	402,585	3,015
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,743,182	16,334
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	536,197	3,088
SEI Institutional Managed Trust Real Return Fund, Cl Y	320,669	3,085

Total Fixed Income Funds
(Cost $42,329) ($ Thousands)		36,851
Multi-Asset Funds — 34.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,019,870	14,644
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,047,684	10,278
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	552,734	5,091
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	590,458	5,131

Total Multi-Asset Funds
(Cost $40,379) ($ Thousands)		35,144
Equity Funds — 28.5%
SEI Enhanced Low Volatility US Large Capital ETF	235,639	5,257
SEI Enhanced US Large Capital Momentum Factor ETF	37,251	871
SEI Enhanced US Large Capital Quality Factor ETF	18,753	438
SEI Enhanced US Large Capital Value Factor ETF	37,446	807
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,530,459	14,662
SEI Institutional Managed Trust Large Cap Fund, Cl Y	150,089	1,900

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	325,554	$4,887

Total Equity Funds
(Cost $30,168) ($ Thousands)		28,822

Total Investments in Securities — 100.0%
(Cost $112,876) ($ Thousands)		$100,817

Percentages are based on Net Assets of $100,825 ($ Thousands).

Cl — Class

As of September 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust /Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Moderate Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 9,792	$ 130	$ (1,428)	$ (83)	$ (178)	$ 8,233	840,148	$ 56	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3,669	42	(569)	(13)	(33)	3,096	340,636	24	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,713	163	(317)	(74)	(470)	3,015	402,585	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19,791	403	(1,640)	(260)	(1,960)	16,334	1,743,182	233	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,714	142	(272)	(30)	(466)	3,088	536,197	118	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	3,645	167	(428)	1	(300)	3,085	320,669	132	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	18,373	586	(809)	(171)	(3,335)	14,644	2,019,870	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	12,220	—	(1,609)	(13)	(320)	10,278	1,047,684	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,166	173	(392)	(26)	(830)	5,091	552,734	139	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	6,077	20	(801)	(75)	(90)	5,131	590,458	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	18,341	135	(1,344)	(51)	(2,419)	14,662	1,530,459	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	4,852	458	(2,658)	11	(763)	1,900	150,089	17	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	12,172	354	(6,420)	167	(1,386)	4,887	325,554	85	—
SEI Enhanced US Large Capital Quality Factor ETF	—	467	1	—	(30)	438	18,753	1	—
SEI Enhanced US Large Capital Momentum Factor ETF	—	935	—	—	(64)	871	37,251	2	—
SEI Enhanced US Large Capital Value Factor ETF	—	935	—	—	(128)	807	37,446	2	—
SEI Enhanced Low Volatility US Large Capital ETF	—	5,841	—	—	(584)	5,257	235,639	14	—
Totals	$ 122,525	$ 10,951	$ (18,686)	$ (617)	$ (13,356)	$ 100,817		$ 823	$ —

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust /Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Moderate Strategy Allocation Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 67.2%
SEI Institutional International Trust International Equity Fund, Cl Y	348,384	$3,017
SEI Institutional Managed Trust Real Estate Fund, Cl Y	217,812	2,956
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	198,590	5,664
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,661,161	24,934

Total Equity Funds
(Cost $25,479) ($ Thousands)		36,571

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Fund — 18.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,720,964	$9,913

Total Fixed Income Fund
(Cost $11,513) ($ Thousands)		9,913
Money Market Fund — 14.6%
SEI Daily Income Trust Government Fund, Cl F, 2.569%**	7,963,383	7,963

Total Money Market Fund
(Cost $7,963) ($ Thousands)		7,963

Total Investments in Securities — 100.0%
(Cost $44,955) ($ Thousands)		$54,447

Percentages are based on Net Assets of $54,441 ($ Thousands).

** The rate reported is the 7-day effective yield as of September 30, 2022.

Cl — Class

As of September 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$ 3,618	$ 276	$ (46)	$ (8)	$ (823)	$ 3,017	348,384	$ —	$ —
SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,699	733	(548)	66	(994)	2,956	217,812	30	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	7,049	548	(669)	130	(1,394)	5,664	198,590	41	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	30,985	738	(2,426)	60	(4,423)	24,934	1,661,161	271	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	12,086	550	(1,100)	(177)	(1,446)	9,913	1,720,964	383	—
SEI Daily Income Trust Government Fund, Cl F	9,680	444	(2,161)	—	—	7,963	7,963,383	48	—
Totals	$ 67,117	$ 3,289	$ (6,950)	$ 71	$ (9,080)	$ 54,447		$ 773	$ —

Amount designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Aggressive Strategy Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 63.1%
SEI Enhanced US Large Capital Momentum Factor ETF	228,698	$5,349
SEI Enhanced US Large Capital Quality Factor ETF	115,134	2,687
SEI Enhanced US Large Capital Value Factor ETF	229,897	4,953
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	854,944	7,857
SEI Institutional International Trust International Equity Fund, Cl Y	2,740,785	23,735
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	623,945	9,004
SEI Institutional Managed Trust Large Cap Fund, Cl Y	936,858	11,861
SEI Institutional Managed Trust Small Cap Fund, Cl Y	625,537	6,862

Total Equity Funds
(Cost $70,625) ($ Thousands)		72,308
Multi-Asset Fund — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,167,403	22,964

Total Multi-Asset Fund
(Cost $29,954) ($ Thousands)		22,964
Fixed Income Funds — 16.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	905,640	6,783
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	613,571	5,749
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,188,627	6,846

Total Fixed Income Funds
(Cost $23,171) ($ Thousands)		19,378

Total Investments in Securities — 100.0%
(Cost $123,750) ($ Thousands)		$114,650

Percentages are based on Net Assets of $114,665 ($ Thousands).

Cl — Class

As of September 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 10,278	$ 305	$ (451)	$ (64)	$ (2,211)	$ 7,857	854,944	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	31,053	413	(771)	(79)	(6,881)	23,735	2,740,785	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	11,804	246	(783)	215	(2,478)	9,004	623,945	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	31,060	544	(15,033)	1,517	(6,227)	11,861	936,858	108	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	8,767	280	(757)	(82)	(1,346)	6,862	625,537	17	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	29,411	143	(1,007)	(182)	(5,401)	22,964	3,167,403	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	8,978	98	(995)	(251)	(1,047)	6,783	905,640	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7,333	452	(1,237)	(120)	(679)	5,749	613,571	85	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	8,913	430	(1,321)	(217)	(959)	6,846	1,188,627	278	—
SEI Enhanced US Large Capital Quality Factor ETF	—	2,870	1	—	(184)	2,687	115,134	7	—
SEI Enhanced US Large Capital Momentum Factor ETF	—	5,740	1	—	(392)	5,349	228,698	13	—
SEI Enhanced US Large Capital Value Factor ETF	—	5,739	1	—	(787)	4,953	229,897	16	—
Totals	$ 147,597	$ 17,260	$ (22,352)	$ 737	$ (28,592)	$ 114,650		$ 524	$ —

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Tax-Managed Aggressive Strategy Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 87.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	145,764	$1,340
SEI Institutional International Trust International Equity Fund, Cl Y	1,247,610	10,804
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,314,124	37,479
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	453,454	9,377

Total Equity Funds
(Cost $33,879) ($ Thousands)		59,000

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 12.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	367,891	$2,756
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	969,159	5,582

Total Fixed Income Funds
(Cost $10,237) ($ Thousands)		8,338

Total Investments in Securities — 100.0%
(Cost $44,116) ($ Thousands)		$67,338

Percentages are based on Net Assets of $67,332 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 1,660	$ 114	$ (59)	$ (20)	$ (355)	$ 1,340	145,764	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	13,615	783	(523)	(99)	(2,972)	10,804	1,247,610	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	49,494	308	(3,497)	886	(9,712)	37,479	1,314,124	279	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	12,254	114	(814)	(102)	(2,075)	9,377	453,454	20	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,270	137	(153)	(39)	(459)	2,756	367,891	—	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,940	350	(795)	(124)	(789)	5,582	969,159	213	—
Totals	$ 87,233	$ 1,806	$ (5,841)	$ 502	$ (16,362)	$ 67,338		$ 512	$ —

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Core Market Strategy Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 35.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	326,733	$2,447
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,329,585	12,458
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	430,794	2,481

Total Fixed Income Funds
(Cost $20,522) ($ Thousands)		17,386
Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,351,765	9,800
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	267,290	2,462
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	457,548	3,976

Total Multi-Asset Funds
(Cost $19,391) ($ Thousands)		16,238
Equity Funds — 31.7%
SEI Enhanced US Large Capital Momentum Factor ETF	52,784	1,235
SEI Enhanced US Large Capital Quality Factor ETF	26,573	620
SEI Enhanced US Large Capital Value Factor ETF	53,060	1,143
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	155,203	1,426
SEI Institutional International Trust International Equity Fund, Cl Y	552,052	4,781
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	165,756	2,392
SEI Institutional Managed Trust Large Cap Fund, Cl Y	207,060	2,622
SEI Institutional Managed Trust Small Cap Fund, Cl Y	131,617	1,444

Total Equity Funds
(Cost $14,159) ($ Thousands)		15,663

Total Investments in Securities — 100.0%
(Cost $54,072) ($ Thousands)		$49,287

Percentages are based on Net Assets of $49,288 ($ Thousands).

Cl — Class

As of September 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Core Market Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$ 3,304	$ 56	$ (450)	$ (97)	$ (366)	$ 2,447	326,733	$ —	$ —
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	16,526	595	(2,888)	(319)	(1,456)	12,458	1,329,585	184	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,315	160	(572)	(58)	(364)	2,481	430,794	99	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	13,154	94	(1,042)	(155)	(2,251)	9,800	1,351,765	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,295	118	(517)	(28)	(406)	2,462	267,290	69	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	5,221	50	(1,171)	51	(175)	3,976	457,548	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,951	182	(300)	(2)	(405)	1,426	155,203	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	6,484	330	(631)	(1)	(1,401)	4,781	552,052	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	3,219	222	(440)	83	(692)	2,392	165,756	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	7,078	408	(3,793)	576	(1,647)	2,622	207,060	24	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,923	143	(316)	(29)	(277)	1,444	131,617	4	—
SEI Enhanced US Large Capital Quality Factor ETF	—	662	—	—	(42)	620	26,573	2	—
SEI Enhanced US Large Capital Momentum Factor ETF	—	1,325	—	—	(90)	1,235	52,784	3	—
SEI Enhanced US Large Capital Value Factor ETF	—	1,325	—	—	(182)	1,143	53,060	4	—
Totals	$ 65,470	$ 5,670	$ (12,120)	$ 21	$ (9,754)	$ 49,287		$ 389	$ —

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Core Market Strategy Allocation Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 87.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	41,786	$384
SEI Institutional International Trust International Equity Fund, Cl Y	358,280	3,103
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	387,275	11,045
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	134,025	2,772

Total Equity Funds
(Cost $9,179) ($ Thousands)		17,304
Fixed Income Funds — 12.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	107,564	806

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	282,554	$1,627

Total Fixed Income Funds
(Cost $2,978) ($ Thousands)		2,433

Total Investments in Securities — 100.0%
(Cost $12,157) ($ Thousands)		$19,737

Percentages are based on Net Assets of $19,735 ($ Thousands).

Cl — Class * Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 485	$ 23	$ (15)	$ (5)	$ (104)	$ 384	41,786	$ —	$ —
SEI Institutional International Trust International Equity Fund, Class Y	3,989	43	(31)	(9)	(889)	3,103	358,280	—	—
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	14,431	99	(911)	236	(2,810)	11,045	387,275	83	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,563	35	(191)	(21)	(614)	2,772	134,025	6	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	979	15	(41)	(10)	(137)	806	107,564	—	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,979	69	(154)	(27)	(240)	1,627	282,554	63	—
Totals	$ 25,426	$ 284	$ (1,343)	$ 164	$ (4,794)	$ 19,737		$ 152	$ —

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Market Growth Strategy Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 43.5%
SEI Enhanced US Large Capital Momentum Factor ETF	192,316	$4,498
SEI Enhanced US Large Capital Quality Factor ETF	96,818	2,260
SEI Enhanced US Large Capital Value Factor ETF	193,324	4,165
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	531,733	4,887
SEI Institutional International Trust International Equity Fund, Cl Y	2,131,086	18,455
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	504,313	7,277
SEI Institutional Managed Trust Large Cap Fund, Cl Y	765,241	9,688
SEI Institutional Managed Trust Small Cap Fund, Cl Y	333,129	3,655

Total Equity Funds
(Cost $53,099) ($ Thousands)		54,885
Multi-Asset Funds — 32.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,460,472	25,088
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	557,904	5,138
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,189,852	10,340

Total Multi-Asset Funds
(Cost $49,525) ($ Thousands)		40,566
Fixed Income Funds — 24.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	849,671	6,364
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,936,206	18,142
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,122,403	6,465

Total Fixed Income Funds
(Cost $36,962) ($ Thousands)		30,971

Total Investments in Securities — 100.0%
(Cost $139,586) ($ Thousands)		$126,422

Percentages are based on Net Assets of $126,430 ($ Thousands).

Cl — Class

As of September 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Market Growth Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$ —	$ 4,827	$ —	$ —	$ (329)	$ 4,498	192,316	$ 11	$ —
SEI Enhanced US Large Cap Quality Factor ETF	—	2,414	—	—	(154)	2,260	96,818	6	—
SEI Enhanced US Large Cap Value Factor ETF	—	4,826	—	—	(661)	4,165	193,324	14	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	6,641	286	(638)	(62)	(1,340)	4,887	531,733	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	25,074	381	(1,075)	(140)	(5,785)	18,455	2,131,086	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	10,007	411	(1,304)	226	(2,063)	7,277	504,313	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	26,731	1,633	(14,777)	1,211	(5,110)	9,688	765,241	90	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	4,950	314	(841)	(57)	(711)	3,655	333,129	10	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	33,150	194	(2,103)	(303)	(5,850)	25,088	3,460,472	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,624	256	(851)	(52)	(839)	5,138	557,904	143	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	13,247	147	(2,718)	(275)	(61)	10,340	1,189,852	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	8,379	169	(995)	(255)	(934)	6,364	849,671	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,101	995	(3,417)	(490)	(2,047)	18,142	1,936,206	264	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	8,318	418	(1,191)	(187)	(893)	6,465	1,122,403	254	—
Totals	$ 166,222	$ 17,271	$ (29.910)	$ (384)	$ (26,777)	$ 126,422		$ 792	$ —

Amounts designated as “ – “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Market Growth Strategy Allocation Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	223,180	$2,051
SEI Institutional International Trust International Equity Fund, Cl Y	1,902,619	16,476
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,125,763	60,627
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	731,177	15,121

Total Equity Funds
(Cost $52,057) ($ Thousands)		94,275
Fixed Income Funds — 12.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	580,089	4,345

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,523,296	$8,774

Total Fixed Income Funds
(Cost $16,338) ($ Thousands)		13,119

Total Investments in Securities — 100.0%
(Cost $68,395) ($ Thousands)		$107,394

Percentages are based on Net Assets of $107,384 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 2,526	$ 100	$ —	$ —	$ (575)	$ 2,051	223,180	$ —	$ —
SEI Institutional International Trust International Equity Fund, Class Y	21,120	221	(83)	(17)	(4,765)	16,476	1,902,619	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	76,156	862	(2,417)	223	(14,197)	60,627	2,125,763	440	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	19,003	179	(612)	(82)	(3,367)	15,121	731,177	32	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	5,064	65	(16)	(5)	(763)	4,345	580,089	—	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,570	337	(696)	(129)	(1,308)	8,774	1,523,296	339	—
Totals	$ 134,439	$ 1,764	$ (3,824)	$ (10)	$ (24,975)	$ 107,394		$ 811	$ —

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

September 30, 2022

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
Assets:
Investments in affiliated funds, at market value †	$13,217		$4,037		$49,718		$21,578
Cash	1		—		5		—
Income distribution receivable from affiliated funds	16		11		61		56
Receivable for investment securities sold	7		1		50		8
Receivable for fund shares sold	1		1		—		—
Receivable from adviser	—		—		1		—
Prepaid expenses	2		1		9		4
Total Assets	13,244		4,051		49,844		21,646
Liabilities:
Payable for investment securities purchased	16		11		62		56
Payable for fund shares redeemed	3		—		32		—
Shareholder servicing fees payable	3		1		7		6
Distribution fees payable	—		—		—		—
Administrative servicing fees payable	—		—		—		—
Trustees' fees payable	—		—		—		—
Accrued expenses	5		3		25		8
Total Liabilities	27		15		126		70
Net Assets	$13,217		$4,036		$49,718		$21,576
† Cost of investments in affiliated funds	$13,710		$4,110		$53,154		$20,188
Net Assets:
Paid in Capital (unlimited authorization - no par value)	$13,724		$5,784		$54,221		$21,696
Total distributable earnings/(loss)	(507)		(1,748)		(4,503)		(120)
Net Assets	$13,217		$4,036		$49,718		$21,576
Net Asset Value, Offering and Redemption Price Per Share — Class F	$9.35		$11.35		$9.92		$11.59
	($13,140,687 ÷ 1,405,000 shares	)	($4,036,088 ÷ 355,514 shares	)	($49,422,902 ÷ 4,983,994 shares	)	($21,575,629 ÷ 1,860,991 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$9.90		N/A
					($182,722 ÷ 18,462 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.19		N/A		$10.13		N/A
	$(76,472 ÷ 8,325 shares	)			($112,227 ÷ 11,080 shares	)

* Net assets divided by shares does not calculate to the stated NAV because net assets and shares are shown rounded.
Amounts designated as "—" are $0 or have been rounded to $0.
N/A - Not applicable. Class D and/or Class I shares currently not offered.
The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund		Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund
$100,817	$54,447	$114,650	$67,338	$49,287		$19,737	$126,422	$107,394
20	—	37	—	8		—	31	—
102	81	64	38	61		11	114	60
76	114	35	27	32		8	46	51
2	—	12	—	—		—	27	—
—	1	2	1	1		—	3	2
18	10	22	13	10		4	25	20
101,035	54,653	114,822	67,417	49,399		19,760	126,668	107,527

104	81	64	38	62		11	116	60
40	93	1	—	14		1	24	8
18	12	25	15	11		4	27	24
3	—	7	—	—		—	5	—
—	—	2	—	—		—	—	—
1	—	1	1	—		—	1	1
44	26	57	31	24		9	65	50
210	212	157	85	111		25	238	143
$100,825	$54,441	$114,665	$67,332	$49,288		$19,735	$126,430	$107,384
$112,876	$44,955	$123,750	$44,116	$54,072		$12,157	$139,586	$68,395

$111,944	$45,638	$117,742	$40,866	$55,834		$10,881	$139,165	$63,126
(11,119)	8,803	(3,077)	26,466	(6,546)		8,854	(12,735)	44,258
$100,825	$54,441	$114,665	$67,332	$49,288		$19,735	$126,430	$107,384
$11.17	$17.04	$12.97	$21.63	$9.75		$17.73	$11.33	$23.26
($98,806,288 ÷ 8,846,215 shares)	($54,440,739 ÷ 3,194,238 shares)	($107,524,639 ÷ 8,287,791 shares)	($67,331,749 ÷ 3,113,592 shares)	($49,288,144 ÷ 5,057,110 shares)		($19,734,749 ÷ 1,113,309 shares)	($121,445,432 ÷ 10,721,914 shares)	($107,384,309 ÷ 4,616,557 shares)
$11.15	N/A	$12.70	N/A	N/A		N/A	$11.23	N/A
($214,467 ÷ 19,227 shares)		($1,165,353 ÷ 91,771 shares)					($1,519,057 ÷ 135,215 shares)
$11.52	N/A	$12.55	N/A	$11.15	*	N/A	$11.12	N/A
($1,803,858 ÷ 156,620 shares)		($5,975,298 ÷ 476,006 shares)		($229 ÷ 21 shares)			($3,465,576 ÷ 311,620 shares)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2022 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund
Investment Income:
Income distributions from affiliated funds	$106	$46	$435	$418
Expenses
Administration fees	11	3	40	19
Investment advisory fees	7	2	27	12
Shareholder servicing fees — Class F	18	5	67	31
Shareholder servicing fees — Class D	—	—	—	—
Shareholder servicing fees — Class I	—	—	—	—
Trustees' fees	—	—	1	—
Distribution fees — Class D	—	—	1	—
Administrative servicing fees — Class I	—	—	—	—
Registration fees	3	1	13	6
Professional fees	2	1	7	3
Printing fees	2	1	8	4
Custodian/wire agent fees	1	—	2	1
Other expenses	1	—	3	1
Total expenses	45	13	169	77
Less:
Administration fees waived	(11)	(3)	(40)	(19)
Investment advisory fees waived	(8)	(3)	(32)	(14)
Waiver of shareholder servicing fees — Class F	(10)	—	(24)	—
Net Expenses	16	7	73	44
Net Investment Income	90	39	362	374
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	(29)	(5)	(309)	5
Net change in unrealized depreciation from affiliated funds	(669)	(111)	(4,049)	(3,505)
Net Realized and Unrealized loss from Affiliated Funds	(698)	(116)	(4,358)	(3,500)
Net Decrease in Net Assets Resulting from Operations	$(608)	$(77)	$(3,996)	$(3,126)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$823	$773	$524	$512	$389	$152	$792	$811

85	46	99	58	43	17	110	92
57	31	66	38	29	11	73	61
139	77	156	96	72	28	175	153
—	—	2	—	—	—	2	—
2	—	8	—	—	—	5	—
1	1	2	1	1	—	2	2
1	—	5	—	—	—	7	—
2	—	8	—	—	—	5	—
27	14	34	18	15	5	37	28
15	7	16	10	7	3	19	16
17	9	20	11	9	3	22	18
4	2	5	3	2	1	6	5
3	3	3	2	2	2	5	2
353	190	424	237	180	70	468	377

(85)	(46)	(99)	(58)	(43)	(17)	(110)	(92)
(66)	(36)	(80)	(44)	(35)	(13)	(88)	(71)
(22)	—	—	—	—	—	—	—
180	108	245	135	102	40	270	214
643	665	279	377	287	112	522	597

(617)	71	737	502	21	164	(384)	(10)
(13,356)	(9,080)	(28,592)	(16,362)	(9,754)	(4,794)	(26,277)	(24,975)
(13,973)	(9,009)	(27,855)	(15,860)	(9,733)	(4,630)	(26,661)	(24,985)
$(13,330)	$(8,344)	$(27,576)	$(15,483)	$(9,446)	$(4,518)	$(26,139)	$(24,388)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2022 (Unaudited) and the year ended March 31, 2022

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/22 - 9/30/22	4/01/21 - 3/31/22	4/01/22 - 9/30/22	4/01/21 - 3/31/22
Operations:
Net investment income	$90	$202	$39	$42
Net realized gain (loss) from sales of affiliated funds	(29)	87	(5)	11
Capital gain distributions received from affiliated funds	—	194	—	7
Net change in unrealized appreciation (depreciation) from affiliated funds	(669)	(387)	(111)	(35)
Net Increase (Decrease) in Net Assets Resulting from Operations	(608)	96	(77)	25
Distributions:
Class F	(67)	(519)	(25)	(50)
Class D	N/A	N/A	N/A	N/A
Class I	—	(23)	N/A	N/A
Total Distributions	(67)	(542)	(25)	(50)
Capital Share Transactions:(1)
Class F
Proceeds from shares issued	1,279	4,373	101	399
Reinvestment of dividends & distributions	67	514	23	46
Cost of shares redeemed	(1,971)	(7,357)	(329)	(2,313)
Decrease in Net Assets Derived from Class F Transactions	(625)	(2,470)	(205)	(1,868)
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Decrease in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from shares issued	4	417	N/A	N/A
Reinvestment of dividends & distributions	—	23	N/A	N/A
Cost of shares redeemed	(2)	(709)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	2	(269)	N/A	N/A
Decrease in Net Assets Derived From Capital Share Transactions	(623)	(2,739)	(205)	(1,868)
Net Decrease in Net Assets	(1,298)	(3,185)	(307)	(1,893)
Net Assets:
Beginning of Period	14,515	17,700	4,343	6,236
End of Period	$13,217	$14,515	$4,036	$4,343

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/22 - 9/30/22	4/01/21 - 3/31/22	4/01/22 - 9/30/22	4/01/21 - 3/31/22	4/01/22 - 9/30/22	4/01/21 - 3/31/22	4/01/22 - 9/30/22	4/01/21 - 3/31/22

$362	$1,132	$374	$686	$643	$3,372	$665	$1,354
(309)	137	5	500	(617)	738	71	784
—	1,391	—	1,026	—	5,154	—	3,731
(4,049)	(1,524)	(3,505)	268	(13,356)	(4,295)	(9,080)	179
(3,996)	1,136	(3,126)	2,480	(13,330)	4,969	(8,344)	6,048

(306)	(2,304)	(359)	(1,152)	(577)	(6,328)	(627)	(5,818)
—	(15)	N/A	N/A	—	(18)	N/A	N/A
—	(11)	N/A	N/A	(6)	(124)	N/A	N/A
(306)	(2,330)	(359)	(1,152)	(583)	(6,470)	(627)	(5,818)

2,650	7,013	762	1,572	3,016	9,828	927	7,105
288	2,191	316	1,016	552	6,103	577	5,437
(7,777)	(14,075)	(3,208)	(5,881)	(11,437)	(36,072)	(5,189)	(14,177)
(4,839)	(4,871)	(2,130)	(3,293)	(7,869)	(20,141)	(3,685)	(1,635)

—	177	N/A	N/A	1	205	N/A	N/A
—	9	N/A	N/A	—	9	N/A	N/A
(69)	(4,496)	N/A	N/A	(23)	(3,937)	N/A	N/A
(69)	(4,310)	N/A	N/A	(22)	(3,723)	N/A	N/A

3	56	N/A	N/A	174	615	N/A	N/A
—	11	N/A	N/A	6	125	N/A	N/A
(6)	(280)	N/A	N/A	(43)	(1,202)	N/A	N/A
(3)	(213)	N/A	N/A	137	(462)	N/A	N/A
(4,911)	(9,394)	(2,130)	(3,293)	(7,754)	(24,326)	(3,685)	(1,635)
(9,213)	(10,588)	(5,615)	(1,965)	(21,667)	(25,827)	(12,656)	(1,405)

58,931	69,519	27,191	29,156	122,492	148,319	67,097	68,502
$49,718	$58,931	$21,576	$27,191	$100,825	$122,492	$54,441	$67,097

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended September 30, 2022 (Unaudited) and the year ended March 31, 2022

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/22 - 9/30/22	4/01/21 - 3/31/22	4/01/22 - 9/30/22	4/01/21 - 3/31/22
Operations:
Net investment income	$279	$4,296	$377	$1,125
Net realized gain (loss) from sales of affiliated funds	737	5,475	502	1,092
Capital gain distributions received from affiliated funds	—	13,878	—	5,065
Net change in unrealized depreciation from affiliated funds	(28,592)	(18,365)	(16,362)	(2,047)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,576)	5,284	(15,483)	5,235
Distributions:
Class F	(250)	(12,725)	(369)	(3,342)
Class D	—	(127)	N/A	N/A
Class I	(4)	(868)	N/A	N/A
Total Distributions	(254)	(13,720)	(369)	(3,342)
Capital Share Transactions:(1)
Class F
Proceeds from shares issued	3,084	29,329	1,531	2,316
Reinvestment of dividends & distributions	242	12,311	336	3,079
Cost of shares redeemed	(8,720)	(48,325)	(5,891)	(7,033)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(5,394)	(6,685)	(4,024)	(1,638)
Class D
Proceeds from shares issued	122	688	N/A	N/A
Reinvestment of dividends & distributions	—	112	N/A	N/A
Cost of shares redeemed	(140)	(19,359)	N/A	N/A
Decrease in Net Assets Derived from Class D Transactions	(18)	(18,559)	N/A	N/A
Class I
Proceeds from shares issued	421	962	N/A	N/A
Reinvestment of dividends & distributions	4	866	N/A	N/A
Cost of shares redeemed	(64)	(4,038)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	361	(2,210)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(5,051)	(27,454)	(4,024)	(1,638)
Net Increase (Decrease) in Net Assets	(32,881)	(35,890)	(19,876)	255
Net Assets:
Beginning of Period	147,546	183,436	87,208	86,953
End of Period	$114,665	$147,546	$67,332	$87,208

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/22 - 9/30/22	4/01/21 - 3/31/22	4/01/22 - 9/30/22	4/01/21 - 3/31/22	4/01/22 - 9/30/22	4/01/21 - 3/31/22	4/01/22 - 9/30/22	4/01/21 - 3/31/22

$287	$2,320	$112	$329	$522	$5,691	$597	$1,769
21	1,627	164	675	(384)	3,899	(10)	2,643
—	3,473	—	1,475	—	11,303	—	7,981
(9,754)	(5,484)	(4,794)	(911)	(26,277)	(14,694)	(24,975)	(4,082)
(9,446)	1,936	(4,518)	1,568	(26,139)	6,199	(24,388)	8,311

(273)	(6,777)	(109)	(2,172)	(475)	(16,250)	(581)	(8,494)
N/A	N/A	N/A	N/A	—	(185)	N/A	N/A
—	—	N/A	N/A	(8)	(399)	N/A	N/A
(273)	(6,777)	(109)	(2,172)	(483)	(16,834)	(581)	(8,494)

736	2,490	220	728	2,322	9,020	1,372	1,943
263	6,598	96	1,896	461	15,809	529	7,762
(7,442)	(17,787)	(1,373)	(2,477)	(15,268)	(39,810)	(3,947)	(10,383)
(6,443)	(8,699)	(1,057)	147	(12,485)	(14,981)	(2,046)	(678)

N/A	N/A	N/A	N/A	36	344	N/A	N/A
N/A	N/A	N/A	N/A	—	178	N/A	N/A
N/A	N/A	N/A	N/A	(197)	(3,876)	N/A	N/A
N/A	N/A	N/A	N/A	(161)	(3,354)	N/A	N/A

—	3	N/A	N/A	152	1,332	N/A	N/A
—	—	N/A	N/A	8	399	N/A	N/A
—	(5)	N/A	N/A	(628)	(1,228)	N/A	N/A
—	(2)	N/A	N/A	(468)	503	N/A	N/A
(6,443)	(8,701)	(1,057)	147	(13,114)	(17,832)	(2,046)	(678)
(16,162)	(13,542)	(5,684)	(457)	(39,736)	(28,467)	(27,015)	(861)

65,450	78,992	25,419	25,876	166,166	194,633	134,399	135,260
$49,288	$65,450	$19,735	$25,419	$126,430	$166,166	$107,384	$134,399

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2022 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds	Total from Operations	Distributions from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class F
2022@	$9.81	$0.06	$(0.47)	$(0.41)	$(0.05)	$—	$(0.05)	$9.35	(4.24)%	$13,141	0.21%	0.62%	1.26%	11%
2022	10.11	0.13	(0.09)	0.04	(0.18)	(0.16)	(0.34)	9.81	0.41	14,438	0.21	0.62	1.23	27
2021	9.72	0.07	0.51	0.58	(0.19)	—	(0.19)	10.11	5.99	17,330	0.21	0.58	0.68	143
2020	9.88	0.19	(0.11)	0.08	(0.24)	—	(0.24)	9.72	0.77	16,031	0.21	0.59	1.92	17
2019	9.79	0.17	0.09	0.26	(0.17)	—	(0.17)	9.88	2.75	19,624	0.21	0.57	1.77	24
2018	9.83	0.16	(0.02)	0.14	(0.18)	—	(0.18)	9.79	1.45	28,203	0.21	0.57	1.58	19
Class I
2022@	$9.62	$0.05	$(0.46)	$(0.41)	$(0.02)	$—	$(0.02)	$9.19	(4.24)%	$76	0.46%	0.87%	1.01%	11%
2022	9.93	0.18	(0.17)	0.01	(0.16)	(0.16)	(0.32)	9.62	0.09	77	0.46	0.86	1.83	27
2021	9.54	0.04	0.52	0.56	(0.17)	—	(0.17)	9.93	5.84	370	0.46	0.83	0.43	143
2020	9.70	0.16	(0.10)	0.06	(0.22)	—	(0.22)	9.54	0.53	429	0.46	0.84	1.67	17
2019	9.62	0.16	0.07	0.23	(0.15)	—	(0.15)	9.70	2.44	328	0.46	0.82	1.67	24
2018	9.66	0.13	(0.02)	0.11	(0.15)	—	(0.15)	9.62	1.18	472	0.46	0.82	1.29	19
Defensive Strategy Allocation Fund
Class F
2022@	$11.63	$0.11	$(0.32)	$(0.21)	$(0.07)	$—	$(0.07)	$11.35	(1.83)%	$4,036	0.35%	0.62%	1.86%	8%
2022	11.71	0.09	(0.07)	0.02	(0.10)	—	(0.10)	11.63	0.18	4,343	0.35	0.60	0.74	13
2021	11.36	0.10	0.45	0.55	(0.20)	— ^	(0.20)	11.71	4.88	6,236	0.35	0.61	0.86	27
2020	14.25	0.44	(2.56)	(2.12)	(0.53)	(0.24)	(0.77)	11.36	(16.02)	7,572	0.35	0.58	3.07	49
2019	14.13	0.43	0.79	1.22	(0.59)	(0.51)	(1.10)	14.25	9.22	8,168	0.35	0.57	3.05	44
2018	14.54	0.43	0.16	0.59	(0.62)	(0.38)	(1.00)	14.13	4.02	10,125	0.35	0.57	2.95	31
Conservative Strategy Fund
Class F
2022@	$10.75	$0.07	$(0.84)	$(0.77)	$(0.06)	$—	$(0.06)	$9.92	(7.20)%	$49,423	0.26%	0.62%	1.35%	9%
2022	10.99	0.20	(0.02)	0.18	(0.29)	(0.13)	(0.42)	10.75	1.56	58,538	0.26	0.60	1.81	8
2021	10.15	0.12	0.96	1.08	(0.19)	(0.05)	(0.24)	10.99	10.71	64,670	0.26	0.60	1.07	20
2020	10.66	0.23	(0.39)	(0.16)	(0.30)	(0.05)	(0.35)	10.15	(1.68)	62,724	0.26	0.59	2.12	18
2019	10.56	0.21	0.10	0.31	(0.21)	—	(0.21)	10.66	3.04	74,320	0.26	0.57	2.00	13
2018	10.49	0.19	0.11	0.30	(0.23)	—	(0.23)	10.56	2.85	80,886	0.26	0.57	1.78	17
Class D
2022@	$10.72	$0.03	$(0.83)	$(0.80)	$(0.02)	$—	$(0.02)	$9.90	(7.49)%	$183	1.01%	1.37%	0.60%	9%
2022	10.97	—	0.08	0.08	(0.20)	(0.13)	(0.33)	10.72	0.64	268	1.01	1.35	0.02	8
2021	10.13	0.04	0.96	1.00	(0.11)	(0.05)	(0.16)	10.97	9.91	4,507	1.01	1.35	0.34	20
2020	10.64	0.15	(0.39)	(0.24)	(0.22)	(0.05)	(0.27)	10.13	(2.43)	3,580	1.01	1.34	1.39	18
2019	10.54	0.13	0.11	0.24	(0.14)	—	(0.14)	10.64	2.28	3,700	1.01	1.32	1.28	13
2018	10.48	0.11	0.10	0.21	(0.15)	—	(0.15)	10.54	1.97	3,506	1.01	1.32	1.02	17
Class I
2022@	$10.97	$0.06	$(0.86)	$(0.80)	$(0.04)	$—	$(0.04)	$10.13	(7.31)%	$112	0.51%	0.87%	1.10%	9%
2022	11.20	0.18	(0.02)	0.16	(0.26)	(0.13)	(0.39)	10.97	1.35	125	0.51	0.85	1.61	8
2021	10.34	0.06	1.00	1.06	(0.15)	(0.05)	(0.20)	11.20	10.35	342	0.51	0.85	0.58	20
2020	10.85	0.20	(0.38)	(0.18)	(0.28)	(0.05)	(0.33)	10.34	(1.89)	802	0.51	0.84	1.86	18
2019	10.74	0.19	0.11	0.30	(0.19)	—	(0.19)	10.85	2.83	982	0.51	0.82	1.75	13
2018	10.67	0.11	0.16	0.27	(0.20)	—	(0.20)	10.74	2.49	1,023	0.51	0.82	1.03	17

.

*	Per share calculated using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six-month period ended September 30, 2022. All ratios for the period have been annualized.
^	Includes return of capital less than $0.005.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2022 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds	Total from Operations	Distributions from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Conservative Strategy Allocation Fund
Class F
2022@	$13.37	$0.19	$(1.79)	$(1.60)	$(0.18)	$—	$(0.18)	$11.59	(12.09)%	$21,576	0.35%	0.62%	3.03%	8%
2022	12.78	0.32	0.80	1.12	(0.53)	—	(0.53)	13.37	8.90	27,191	0.35	0.60	2.38	12
2021	10.46	0.30	2.42	2.72	(0.40)	—	(0.40)	12.78	26.55	29,156	0.35	0.60	2.57	23
2020	13.21	0.38	(1.94)	(1.56)	(0.45)	(0.74)	(1.19)	10.46	(13.46)	31,302	0.35	0.59	2.86	22
2019	13.18	0.37	0.83	1.20	(0.48)	(0.69)	(1.17)	13.21	9.78	39,828	0.35	0.57	2.75	15
2018	13.59	0.38	0.17	0.55	(0.54)	(0.42)	(0.96)	13.18	3.98	39,443	0.35	0.57	2.79	16
Moderate Strategy Fund
Class F
2022@	$12.65	$0.07	$(1.49)	$(1.42)	$(0.06)	$—	$(0.06)	$11.17	(11.25)%	$98,806	0.31%	0.62%	1.14%	10%
2022	12.87	0.33	0.11	0.44	(0.53)	(0.13)	(0.66)	12.65	3.30	120,332	0.31	0.60	2.53	11
2021	11.37	0.13	1.71	1.84	(0.22)	(0.12)	(0.34)	12.87	16.32	142,002	0.31	0.60	1.08	33
2020	12.17	0.26	(0.64)	(0.38)	(0.42)	—	(0.42)	11.37	(3.45)	141,208	0.31	0.59	2.06	27
2019	12.01	0.26	0.17	0.43	(0.27)	—	(0.27)	12.17	3.72	168,079	0.31	0.57	2.17	12
2018	11.75	0.18	0.33	0.51	(0.25)	—	(0.25)	12.01	4.38	194,123	0.31	0.57	1.53	16
Class D
2022@	$12.63	$0.02	$(1.49)	$(1.47)	$(0.01)	$—	$(0.01)	$11.15	(11.62)%	$215	1.06%	1.37%	0.38%	10%
2022	12.83	0.03	0.32	0.35	(0.42)	(0.13)	(0.55)	12.63	2.61	266	1.06	1.35	0.24	11
2021	11.34	0.05	1.69	1.74	(0.13)	(0.12)	(0.25)	12.83	15.40	3,908	1.06	1.35	0.38	33
2020	12.13	0.17	(0.64)	(0.47)	(0.32)	—	(0.32)	11.34	(4.10)	3,419	1.06	1.34	1.37	27
2019	11.98	0.17	0.16	0.33	(0.18)	—	(0.18)	12.13	2.87	3,574	1.06	1.32	1.45	12
2018	11.71	0.09	0.34	0.43	(0.16)	—	(0.16)	11.98	3.68	3,461	1.06	1.32	0.76	16
Class I
2022@	$13.04	$0.06	$(1.54)	$(1.48)	$(0.04)	$—	$(0.04)	$11.52	(11.34)%	$1,804	0.56%	0.87%	0.89%	10%
2022	13.24	0.35	0.07	0.42	(0.49)	(0.13)	(0.62)	13.04	3.10	1,894	0.56	0.85	2.58	11
2021	11.70	0.11	1.74	1.85	(0.19)	(0.12)	(0.31)	13.24	15.91	2,409	0.56	0.85	0.87	33
2020	12.50	0.23	(0.64)	(0.41)	(0.39)	—	(0.39)	11.70	(3.60)	2,131	0.56	0.84	1.82	27
2019	12.34	0.24	0.16	0.40	(0.24)	—	(0.24)	12.50	3.35	2,302	0.56	0.82	1.97	12
2018	12.05	0.16	0.35	0.51	(0.22)	—	(0.22)	12.34	4.25	3,598	0.56	0.82	1.28	16
Moderate Strategy Allocation Fund
Class F
2022@	$19.78	$0.20	$(2.75)	$(2.55)	$(0.19)	$—	$(0.19)	$17.04	(13.00)%	$54,441	0.35%	0.62%	2.16%	5%
2022	19.71	0.38	1.36	1.74	(0.77)	(0.90)	(1.67)	19.78	8.94	67,097	0.35	0.59	1.90	15
2021	15.94	0.35	4.67	5.02	(0.43)	(0.82)	(1.25)	19.71	32.25	68,502	0.35	0.60	1.92	17
2020	20.00	0.46	(2.85)	(2.39)	(0.51)	(1.16)	(1.67)	15.94	(13.64)	60,497	0.35	0.59	2.25	11
2019	20.35	0.42	0.95	1.37	(0.56)	(1.16)	(1.72)	20.00	7.32	85,313	0.35	0.57	2.08	15
2018	19.87	0.41	1.15	1.56	(0.59)	(0.49)	(1.08)	20.35	7.87	92,109	0.35	0.57	1.98	14

*	Per share calculated using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six-month period ended September 30, 2022. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2022 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds	Total from Operations	Distributions from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Aggressive Strategy Fund
Class F
2022@	$16.05	$0.03	$(3.08)	$(3.05)	$(0.03)	$—	$(0.03)	$12.97	(19.03)%	$107,525	0.35%	0.62%	0.44%	13%
2022	17.09	0.47	(0.02)	0.45	(0.95)	(0.54)	(1.49)	16.05	2.19	139,099	0.35	0.59	2.69	18
2021	12.41	0.19	5.16	5.35	(0.28)	(0.39)	(0.67)	17.09	43.43	154,482	0.35	0.60	1.25	19
2020	14.76	0.25	(1.73)	(1.48)	(0.44)	(0.43)	(0.87)	12.41	(11.14)	123,231	0.35	0.59	1.63	21
2019	15.08	0.26	(0.23)	0.03	(0.35)	—	(0.35)	14.76	0.42	172,138	0.35	0.57	1.73	12
2018	13.71	0.17	1.45	1.62	(0.25)	—	(0.25)	15.08	11.86	203,817	0.35	0.57	1.18	7
Class D
2022@	$15.73	$(0.02)	$(3.01)	$(3.03)	$—	$—	$—	$12.70	(19.26)%	$1,165	1.10%	1.37%	(0.31)%	13%
2022	16.83	(0.31)	0.62	0.31	(0.87)	(0.54)	(1.41)	15.73	1.35	1,470	1.10	1.34	(1.75)	18
2021	12.25	0.09	5.07	5.16	(0.19)	(0.39)	(0.58)	16.83	42.37	19,093	1.10	1.35	0.57	19
2020	14.59	0.15	(1.72)	(1.57)	(0.34)	(0.43)	(0.77)	12.25	(11.79)	12,914	1.10	1.34	0.97	21
2019	14.93	0.15	(0.23)	(0.08)	(0.26)	—	(0.26)	14.59	(0.36)	14,087	1.10	1.32	1.04	12
2018	13.60	0.05	1.46	1.51	(0.18)	—	(0.18)	14.93	11.06	14,419	1.10	1.32	0.34	7
Class I
2022@	$15.52	$0.01	$(2.97)	$(2.96)	$(0.01)	$—	$(0.01)	$12.55	(19.09)%	$5,975	0.60%	0.87%	0.19%	13%
2022	16.58	0.46	(0.07)	0.39	(0.91)	(0.54)	(1.45)	15.52	1.89	6,977	0.60	0.84	2.71	18
2021	12.05	0.15	5.01	5.16	(0.24)	(0.39)	(0.63)	16.58	43.13	9,861	0.60	0.85	1.04	19
2020	14.36	0.21	(1.69)	(1.48)	(0.40)	(0.43)	(0.83)	12.05	(11.40)	6,834	0.60	0.84	1.40	21
2019	14.68	0.24	(0.24)	—	(0.32)	—	(0.32)	14.36	0.18	8,650	0.60	0.82	1.65	12
2018	13.35	0.11	1.44	1.55	(0.22)	—	(0.22)	14.68	11.60	11,405	0.60	0.82	0.77	7
Tax-Managed Aggressive Strategy Fund
Class F
2022@	$26.61	$0.12	$(4.98)	$(4.86)	$(0.12)	$—	$(0.12)	$21.63	(18.33)%	$67,332	0.35%	0.62%	0.98%	2%
2022	26.03	0.34	1.26	1.60	(0.52)	(0.50)	(1.02)	26.61	6.00	87,208	0.35	0.59	1.24	8
2021	17.53	0.27	9.21	9.48	(0.31)	(0.67)	(0.98)	26.03	54.85	86,953	0.35	0.60	1.22	8
2020	20.91	0.32	(3.08)	(2.76)	(0.33)	(0.29)	(0.62)	17.53	(13.77)	58,907	0.35	0.59	1.51	12
2019	21.61	0.27	0.02	0.29	(0.29)	(0.70)	(0.99)	20.91	1.68	76,364	0.35	0.57	1.25	8
2018	19.20	0.24	2.44	2.68	(0.27)	—	(0.27)	21.61	14.00	75,709	0.35	0.57	1.16	7
Core Market Strategy Fund
Class F
2022@	$11.57	$0.05	$(1.82)	$(1.77)	$(0.05)	$—	$(0.05)	$9.75	(15.34)%	$49,288	0.35%	0.62%	1.01%	10%
2022	12.52	0.39	(0.11)	0.28	(0.64)	(0.59)	(1.23)	11.57	1.81	65,450	0.35	0.60	3.09	15
2021	10.33	0.17	2.56	2.73	(0.30)	(0.24)	(0.54)	12.52	26.72	78,990	0.35	0.60	1.40	16
2020	11.52	0.23	(0.80)	(0.57)	(0.41)	(0.21)	(0.62)	10.33	(5.56)	72,975	0.35	0.59	1.95	27
2019	11.76	0.26	(0.05)	0.21	(0.29)	(0.16)	(0.45)	11.52	2.08	94,760	0.35	0.57	2.22	14
2018	11.19	0.17	0.63	0.80	(0.23)	—	(0.23)	11.76	7.17	105,341	0.35	0.57	1.42	11
Class I
2022@	$13.16	$0.11	$(2.09)	$(1.98)	$(0.03)	$—	$(0.03)	$11.15	(15.04)%	$—	— ^	— ^	1.82%	10%
2022	14.03	0.71	(0.38)	0.33	(0.61)	(0.59)	(1.20)	13.16	2.01	—	0.56	0.80	4.89	15
2021	11.45	0.10	3.01	3.11	(0.29)	(0.24)	(0.53)	14.03	27.44	2	0.33 ‡	0.38 ‡	0.70	16
2020	12.63	0.35	(0.92)	(0.57)	(0.40)	(0.21)	(0.61)	11.45	(5.04)	—	— ^^	— ^^	2.68	27
2019	12.78	0.31	(0.05)	0.26	(0.25)	(0.16)	(0.41)	12.63	2.30	—	— ^	— ^	2.44	14
2018	12.13	0.19	0.66	0.85	(0.20)	—	(0.20)	12.78	7.00	1	0.60	0.82	1.49	11

*	Per share calculated using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.85% excluding waivers).
^	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.82% excluding waivers).
^^	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.84% excluding waivers).
@	For the six-month period ended September 30, 2022. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2022 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds	Total from Operations	Distributions from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund
Class F
2022@	$21.81	$0.10	$(4.09)	$(3.99)	$(0.09)	$—	$(0.09)	$17.73	(18.33)%	$19,735	0.35%	0.63%	0.97%	1%
2022	22.35	0.29	1.12	1.41	(0.44)	(1.51)	(1.95)	21.81	5.98	25,419	0.35	0.60	1.24	9
2021	15.31	0.24	8.00	8.24	(0.27)	(0.93)	(1.20)	22.35	54.79	25,876	0.35	0.60	1.23	5
2020	18.64	0.29	(2.66)	(2.37)	(0.30)	(0.66)	(0.96)	15.31	(13.80)	20,498	0.35	0.59	1.51	10
2019	18.99	0.24	0.03	0.27	(0.26)	(0.36)	(0.62)	18.64	1.64	27,686	0.35	0.57	1.25	17
2018	17.42	0.22	2.20	2.42	(0.24)	(0.61)	(0.85)	18.99	13.98	28,825	0.35	0.57	1.16	13
Market Growth Strategy Fund
Class F
2022@	$13.62	$0.05	$(2.30)	$(2.25)	$(0.04)	$—	$(0.04)	$11.33	(16.54)%	$121,445	0.35%	0.62%	0.73%	12%
2022	14.60	0.46	—	0.46	(0.80)	(0.64)	(1.44)	13.62	2.71	159,472	0.35	0.59	3.06	13
2021	11.42	0.18	3.56	3.74	(0.29)	(0.27)	(0.56)	14.60	33.05	184,903	0.35	0.60	1.34	13
2020	12.96	0.24	(1.19)	(0.95)	(0.43)	(0.16)	(0.59)	11.42	(8.00)	161,376	0.35	0.59	1.83	20
2019	13.11	0.26	(0.10)	0.16	(0.31)	—	(0.31)	12.96	1.42	221,526	0.35	0.57	2.01	12
2018	12.26	0.17	0.92	1.09	(0.24)	—	(0.24)	13.11	8.92	263,954	0.35	0.57	1.29	7
Class D
2022@	$13.52	$—	$(2.29)	$(2.29)	$—	$—	$—	$11.23	(16.94)%	$1,519	1.10%	1.37%	(0.02)%	12%
2022	14.51	0.12	0.23	0.35	(0.70)	(0.64)	(1.34)	13.52	1.99	2,003	1.10	1.35	0.83	13
2021	11.36	0.07	3.55	3.62	(0.20)	(0.27)	(0.47)	14.51	32.00	5,307	1.10	1.35	0.56	13
2020	12.89	0.15	(1.19)	(1.04)	(0.33)	(0.16)	(0.49)	11.36	(8.65)	4,749	1.10	1.34	1.12	20
2019	13.04	0.17	(0.10)	0.07	(0.22)	—	(0.22)	12.89	0.66	5,203	1.10	1.32	1.33	12
2018	12.20	0.06	0.93	0.99	(0.15)	—	(0.15)	13.04	8.13	5,779	1.10	1.32	0.49	7
Class I
2022@	$13.37	$0.03	$(2.25)	$(2.22)	$(0.03)	$—	$(0.03)	$11.12	(16.66)%	$3,466	0.60%	0.87%	0.48%	12%
2022	14.36	0.48	(0.07)	0.41	(0.76)	(0.64)	(1.40)	13.37	2.42	4,691	0.60	0.85	3.25	13
2021	11.24	0.15	3.50	3.65	(0.26)	(0.27)	(0.53)	14.36	32.71	4,423	0.60	0.85	1.14	13
2020	12.76	0.15	(1.11)	(0.96)	(0.40)	(0.16)	(0.56)	11.24	(8.21)	3,352	0.60	0.84	1.12	20
2019	12.91	0.22	(0.09)	0.13	(0.28)	—	(0.28)	12.76	1.18	6,584	0.60	0.82	1.76	12
2018	12.08	0.12	0.92	1.04	(0.21)	—	(0.21)	12.91	8.61	7,527	0.60	0.82	0.97	7
Market Growth Strategy Allocation Fund
Class F
2022@	$28.63	$0.13	$(5.38)	$(5.25)	$(0.12)	$—	$(0.12)	$23.26	(18.38)%	$107,384	0.35%	0.62%	0.98%	1%
2022	28.65	0.38	1.42	1.80	(0.58)	(1.24)	(1.82)	28.63	6.06	134,399	0.35	0.59	1.25	9
2021	19.50	0.30	10.22	10.52	(0.34)	(1.03)	(1.37)	28.65	54.87	135,260	0.35	0.60	1.22	4
2020	23.46	0.36	(3.42)	(3.06)	(0.37)	(0.53)	(0.90)	19.50	(13.83)	100,226	0.35	0.59	1.51	10
2019	23.61	0.29	0.07	0.36	(0.32)	(0.19)	(0.51)	23.46	1.66	133,196	0.35	0.57	1.23	9
2018	20.98	0.26	2.66	2.92	(0.29)	—	(0.29)	23.61	13.99	134,878	0.35	0.57	1.17	7

*	Per share calculated using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six-month period ended September 30, 2022. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2022

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Enhanced Low Volatility US Large Capital ETF, SEI Enhanced US Large Capital Quality Factor ETF, SEI Enhanced US Large Capital Momentum Factor ETF, and SEI Enhanced US Large Capital Value Factor ETF. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class F (formerly Class A), Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class F Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2022, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended September 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended September 30, 2022, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2022

Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. As of and for the six-month period ended September 30, 2022 the Funds did not utilize forward foreign currency contracts.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class F, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2022

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive or reimburse the Funds for all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each Fund:

Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund

Class F	0.10%	0.25%	—	—	0.21%
Class I	0.10%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class F	0.10%	0.25%	—	—	0.26%
Class D	0.10%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.25%	0.25%	—	0.51%
Conservative Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class F	0.10%	0.25%	—	—	0.31%
Class D	0.10%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Tax-Managed Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class I	0.10%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Market Growth Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

*

These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2022

The Trust will pay the Administrator the following fees at the annual rate set forth below based upon the aggregate average daily net assets of the Trust:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Defensive Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Tax-Managed Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six-month period ended September 30, 2022, the Trust has not participated in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2022

4. CAPITAL SHARE TRANSACTIONS

For the six-month period ended September 30, Capital Share transactions for the Funds were as follows (Thousands):

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
	4/01/22 - 9/30/22	2022	4/01/22 - 9/30/22	2022	4/01/22 - 9/30/22	2022	4/01/22 - 9/30/22	2022
Shares Issued and Redeemed:
Class F:
Shares Issued	132	429	11	34	259	630	62	117
Shares Issued in Lieu of Cash Distributions	7	51	2	4	28	198	25	77
Shares Redeemed	(206)	(722)	(29)	(197)	(750)	(1,266)	(260)	(442)
Total Class F Transactions	(67)	(242)	(16)	(159)	(463)	(438)	(173)	(248)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	—	16	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	1	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(7)	(403)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(7)	(386)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	—	42	N/A	N/A	2	5	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	2	N/A	N/A	—	1	N/A	N/A
Shares Redeemed	—	(73)	N/A	N/A	(1)	(25)	N/A	N/A
Total Class I Transactions	—	(29)	N/A	N/A	1	(19)	N/A	N/A
Decrease in Capital Shares	(67)	(271)	(16)	(159)	(469)	(843)	(173)	(248)

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/22 - 9/30/22	2022	4/01/22 - 9/30/22	2022	4/01/22 - 9/30/22	2022	4/01/22 - 9/30/22	2022
Shares Issued and Redeemed:
Class F:
Shares Issued	250	742	51	349	211	1,636	63	84
Shares Issued in Lieu of Cash Distributions	46	466	30	271	16	714	14	110
Shares Redeemed	(957)	(2,735)	(284)	(703)	(617)	(2,718)	(240)	(258)
Total Class F Transactions	(661)	(1,527)	(203)	(83)	(390)	(368)	(163)	(64)
Shares Issued and Redeemed:
Class D:
Shares Issued	—	16	N/A	N/A	8	39	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	1	N/A	N/A	—	7	N/A	N/A
Shares Redeemed	(2)	(301)	N/A	N/A	(10)	(1,087)	N/A	N/A
Total Class D Transactions	(2)	(284)	N/A	N/A	(2)	(1,041)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	14	45	N/A	N/A	31	56	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	9	N/A	N/A	—	51	N/A	N/A
Shares Redeemed	(3)	(91)	N/A	N/A	(4)	(253)	N/A	N/A
Total Class I Transactions	12	(37)	N/A	N/A	27	(146)	N/A	N/A
Decrease in Capital Shares	(651)	(1,848)	(203)	(83)	(365)	(1,555)	(163)	(64)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2022

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/22 - 9/30/22	2022	4/01/22 - 9/30/22	2022	4/01/22 - 9/30/22	2022	4/01/22 - 9/30/22	2022
Shares Issued and Redeemed:
Class F:
Shares Issued	69	197	11	31	186	601	56	65
Shares Issued in Lieu of Cash Distributions	24	532	5	82	36	1,085	20	258
Shares Redeemed	(693)	(1,383)	(68)	(106)	(1,207)	(2,645)	(153)	(348)
Total Class F Transactions	(600)	(654)	(52)	7	(985)	(959)	(77)	(25)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	3	23	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	12	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(16)	(253)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(13)	(218)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	—	—	N/A	N/A	13	98	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	1	28	N/A	N/A
Shares Redeemed	—	—	N/A	N/A	(53)	(83)	N/A	N/A
Total Class I Transactions	—	—	N/A	N/A	(39)	43	N/A	N/A
Increase (Decrease) in Capital Shares	(600)	(654)	(52)	7	(1,037)	(1,134)	(77)	(25)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six-month period ended September 30, 2022 were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$1,459
Sales	2,001
Defensive Strategy Allocation Fund
Purchases	112
Sales	63
Conservative Strategy Fund
Purchases	4,499
Sales	8,374
Conservative Strategy Allocation Fund
Purchases	1,482
Sales	2,602
Moderate Strategy Fund
Purchases	10,821
Sales	17,258
Moderate Strategy Allocation Fund
Purchases	2,845
Sales	4,789

Total
Aggressive Strategy Fund
Purchases	17,260
Sales	22,352

Tax-Managed Aggressive Strategy Fund
Purchases	1,806
Sales	5,841
Core Market Strategy Fund
Purchases	5,670
Sales	12,120
Core Market Strategy Allocation Fund
Purchases	284
Sales	1,343
Market Growth Strategy Fund
Purchases	17,271
Sales	29,910
Market Growth Strategy Allocation Fund
Purchases	1,764
Sales	3,824

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2022

gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of

September 30, 2022, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of dividends and distributions declared during the years ended March 31, 2022 and March 31, 2021 were as follows ($ Thousands):

	Ordinary	Income	Long- Capital	Term Gains	Return	of Capital	Tot	als
	2022	2021	2022	2021	2022	2021	2022	2021
Defensive Strategy Fund	$462	$371	$80	$–	$–	$–	$542	$371
Defensive Strategy Allocation Fund	50	118	–	–	–	1	50	119
Conservative Strategy Fund	1,619	1,248	711	352	–	–	2,330	1,600
Conservative Strategy Allocation Fund	1,152	1,074	–	–	–	–	1,152	1,074
Moderate Strategy Fund	5,171	2,942	1,299	1,402	–	–	6,470	4,344
Moderate Strategy Allocation Fund	2,752	1,529	3,066	2,785	–	–	5,818	4,314
Aggressive Strategy Fund	8,970	2,816	4,750	3,996	–	–	13,720	6,812
Tax-Managed Aggressive Strategy Fund	1,804	1,043	1,538	2,143	–	–	3,342	3,186
Core Market Strategy Fund	3,661	1,961	3,116	1,538	–	–	6,777	3,499
Core Market Strategy Allocation Fund	513	339	1,659	1,129	–	–	2,172	1,468
Market Growth Strategy Fund	9,593	3,974	7,241	3,657	–	–	16,834	7,631
Market Growth Strategy Allocation Fund	2,763	1,709	5,731	4,962	–	–	8,494	6,671

As of March 31, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
Defensive Strategy Fund	$11	$135	$—	$—	$—	$21	$167
Defensive Strategy Allocation Fund	—	—	(1,591)	—	(1)	(54)	(1,646)
Conservative Strategy Fund	82	609	—	—	—	(892)	(201)
Conservative Strategy Allocation Fund	121	—	(57)	—	—	3,301	3,365
Moderate Strategy Fund	512	4,375	—	—	—	(2,093)	2,794
Moderate Strategy Allocation Fund	146	3,057	—	—	(1)	14,572	17,774
Aggressive Strategy Fund	—	14,553	—	—	(2)	10,202	24,753
Tax-Managed Aggressive Strategy Fund	—	3,944	—	—	—	38,374	42,318
Core Market Strategy Fund	63	2,415	—	—	—	695	3,173
Core Market Strategy Allocation Fund	2	1,462	—	—	—	12,017	13,481
Market Growth Strategy Fund	162	8,991	—	—	—	4,734	13,887
Market Growth Strategy Allocation Fund	22	8,229	—	—	(1)	60,977	69,227

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2022

The Funds had capital loss carryforwards at March 31, 2022 as follows ($ Thousands):

	Short-Term Loss	Long-Term Loss	Total
Defensive Strategy Allocation Fund	$544	$1,047	$1,591
Conservative Strategy Allocation Fund	57	—	57

Amounts designated as “—“ are $0 or have been rounded to $0.

The Conservative Strategy Allocation Fund utilized capital loss carryforward to offset capital gains of $1,032 ($ Thousands).

For Federal income tax purposes, the cost of investments owned at September 30, 2022, and the net realized gains or losses on investments sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2022, was as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Defensive Strategy Fund	$13,710	$91	$(584)	$(493)
Defensive Strategy Allocation Fund	4,110	—	(73)	(73)
Conservative Strategy Fund	53,154	111	(3,547)	(3,436)
Conservative Strategy Allocation Fund	20,188	2,201	(811)	1,390
Moderate Strategy Fund	112,876	651	(12,710)	(12,059)
Moderate Strategy Allocation Fund	44,955	11,093	(1,601)	9,492
Aggressive Strategy Fund	123,750	5,125	(14,225)	(9,100)
Tax-Managed Aggressive Strategy Fund	44,116	26,000	(2,778)	23,222
Core Market Strategy Fund	54,072	2,097	(6,882)	(4,785)
Core Market Strategy Allocation Fund	12,157	8,256	(676)	7,580
Market Growth Strategy Fund	139,586	4,407	(17,571)	(13,164)
Market Growth Strategy Allocation Fund	68,395	43,874	(4,875)	38,999

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset Allocation Risk — The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Exchange-Traded Products (ETPs) Risk — The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2022

of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund or an Underlying SEI Fund to sell such investments at inopportune times, which could result in losses to the Fund or an Underlying SEI Fund.

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.

Portfolio Turnover Risk — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Sales Risk — A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange listed stocks.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended (1940 Act), and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2022

commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Currency Risk — As a result of the Fund's and certain Underlying SEI Funds' investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread Fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Underlying SEI Fund’s and, in turn, the Fund’s value may fluctuate and/or the Underlying SEI Fund and the Fund may experience increased redemptions from shareholders, which may impact the Underlying SEI Fund’s and the Fund’s liquidity or force the Underlying SEI Fund and the Fund to sell securities into a declining or illiquid market.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2022, SPTC held of record the following:

Defensive Strategy Fund - Class F	56%
Defensive Strategy Allocation Fund - Class F	63%
Conservative Strategy Fund - Class F	69%
Conservative Strategy Fund - Class D	100%
Conservative Strategy Allocation Fund - Class F	91%
Moderate Strategy Fund - Class F	87%
Moderate Strategy Fund - Class D	83%
Moderate Strategy Allocation Fund - Class F	84%
Aggressive Strategy Fund - Class F	62%
Aggressive Strategy Fund - Class D	89%
Tax-Managed Aggressive Strategy Fund - Class F	91%
Core Market Strategy Fund - Class F	94%
Core Market Strategy Allocation Fund - Class F	95%
Market Growth Strategy Fund - Class F	81%
Market Growth Strategy Fund - Class D	87%
Market Growth Strategy Allocation Fund - Class F	84%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2022

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2022 to September 30, 2022.

The table on this page illustrates your fund’s costs in two ways:

●    Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●    Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$957.60	0.21%	$1.03
Class I	1,000.00	957.60	0.46	2.26
Hypothetical 5% Return
Class F	$1,000.00	$1,024.02	0.21%	$1.07
Class I	1,000.00	1,022.76	0.46	2.33

Defensive Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$981.70	0.35%	$1.74
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Fund
Actual Fund Return
Class F	$1,000.00	$928.00	0.26%	$1.26
Class D	1,000.00	925.10	1.01	4.87
Class I	1,000.00	926.90	0.51	2.46
Hypothetical 5% Return
Class F	$1,000.00	$1,023.77	0.26%	$1.32
Class D	1,000.00	1,020.01	1.01	5.11
Class I	1,000.00	1,022.51	0.51	2.59

Conservative Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$879.10	0.35%	$1.65
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

September 30, 2022

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Moderate Strategy Fund
Actual Fund Return
Class F	$1,000.00	$887.50	0.31%	$1.47
Class D	1,000.00	883.80	1.06	5.01
Class I	1,000.00	886.60	0.56	2.65
Hypothetical 5% Return
Class F	$1,000.00	$1,023.51	0.31%	$1.57
Class D	1,000.00	1,019.75	1.06	5.37
Class I	1,000.00	1,022.26	0.56	2.84

Moderate Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$870.00	0.35%	$1.64
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$809.70	0.35%	$1.59
Class D	1,000.00	807.40	1.10	4.98
Class I	1,000.00	809.10	0.60	2.72
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Class D	1,000.00	1,019.55	1.10	5.57
Class I	1,000.00	1,022.06	0.60	3.04

Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$816.70	0.35%	$1.59
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

Core Market Strategy Fund
Actual Fund Return
Class F	$1,000.00	$846.60	0.35%	$1.62
Class I	1,000.00	849.60	—^	—^
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Class I	1,000.00	1,024.97	—^	—^

Core Market Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$816.70	0.35%	$1.59
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

Market Growth Strategy Fund
Actual Fund Return
Class F	$1,000.00	$834.60	0.35%	$1.61
Class D	1,000.00	830.60	1.10	5.05
Class I	1,000.00	833.40	0.60	2.76
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Class D	1,000.00	1,019.55	1.10	5.57
Class I	1,000.00	1,022.06	0.60	3.04

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Market Growth Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$816.20	0.35%	$1.59
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

^	The class I is expected to run at the expense limit of 0.60% when assets increase.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2022

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2022

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-118 (9/22)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

	By	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 9, 2022

	By	/s/ Ankit Puri
Ankit Puri, Controller and CFO

Date: December 9, 2022